Share-based Compensation	12 Months Ended
Dec. 31, 2013
Share-based Compensation
Share-based Compensation

19.                Share-based Compensation

(a)                  Description of stock option plan

According to a resolution of the Board of Directors of the Company in 2000, the Company adopted its 2000 Stock Incentive Plan which was amended and restated in 2001 (the “2000 Stock Incentive Plan”).

According to resolutions of the Board of Directors and the shareholders of the Company in 2001, the 2000 Stock Incentive Plan was amended and restated. Under the amended plan, the number of ordinary shares available for issuance was increased to 323,715,000. The amended plan also included a mechanism for the automatic increase in the number of ordinary shares available for future issuance. This mechanism, which is known as “Evergreen Provision”, provided for a periodic increase so that the number of ordinary shares available under the plan would automatically increase by 3% each year up to a maximum at any given time of 17.5% of the Company’s total outstanding ordinary shares, on a fully-diluted basis. These increases would occur on June 1 of 2001 and January 1 of each year thereafter. The “Evergreen Provision” was suspended following a resolution of the Board of Directors dated March 25, 2002. The 2000 Stock Incentive Plan expired in February 2010.

(b)                  Restricted share units plan

In November 2009, the Company adopted a restricted share units plan for the Company’s employees, directors and consultants (the “2009 RSU Plan”). The Company has reserved 323,694,050 ordinary shares for issuance under the plan. The 2009 RSU Plan was adopted by a resolution of the Board of Directors on November 17, 2009 and became effective for a term of ten years unless sooner terminated.

(c)                   Share-based compensation expense

The Company recognizes share-based compensation cost in the consolidated statements of operations and comprehensive income based on awards ultimately expected to vest, after considering estimated forfeitures. Forfeitures are estimated based on the Company’s historical experience over the last five years and revised in subsequent periods if actual forfeitures differ from those estimates.

The table below presents a summary of the Company’s share-based compensation cost for the years ended December 31, 2011, 2012 and 2013 (in thousands):

	For the year ended December 31,
	2011	2012	2013
	RMB	RMB	RMB
Cost of revenues	57,318	100,540	165,708
Selling and marketing expenses	11,357	13,368	17,967
General and administrative expenses	17,897	33,374	48,350
Research and development expenses	35,460	55,736	74,283
	122,032	203,018	306,308

As of December 31, 2013, there was no unrecognized compensation cost under the 2000 Stock Incentive Plan as the options granted thereunder were fully vested.

As of December 31, 2013, total unrecognized compensation cost related to unvested awards under the 2009 RSU Plan, adjusted for estimated forfeitures, was US$85.1 million (RMB515.4 million) and is expected to be recognized through the remaining vesting period of each grant. As of December 31, 2013, the weighted average remaining vesting period was 3.23 years.

(d)                  Valuation assumptions

The Company uses the Black-Scholes option pricing model to determine the fair value of stock options. The Company did not grant any stock options in 2011, 2012 and 2013. Refer to Note 2(n) for the description of the bases the Company follows in the valuation of RSUs.

(e)                   Stock options and restricted share units award activities

The following table presents a summary of the Company’s stock options and RSUs award activities for the years ended December 31, 2011, 2012 and 2013:

	Employees	Senior Management	Director and Consultants	Total	Weighted Average Exercise Price
	(in thousands)	(in thousands)	(in thousands)	(in thousands)	US$

Number of ordinary shares issuable upon exercise of stock options:

Outstanding at January 1, 2011	17,369	1,875	1,812	21,056	0.767
Exercised	(13,664)	(1,875)	—	(15,539)	0.728
Expired/forfeited	(63)	—	—	(63)	0.728
Reclassification due to position change	875	—	(875)	—	—
Outstanding at December 31, 2011	4,517	—	937	5,454	0.877

Outstanding at January 1, 2012	4,517	—	937	5,454	0.877
Exercised during the year	(3,992)	—	(937)	(4,929)	0.794
Outstanding at December 31, 2012	525	—	—	525	1.659

Outstanding at January 1, 2013	525	—	—	525	1.659
Exercised during the year	(240)	—	—	(240)	1.659
Outstanding at December 31, 2013	285	—	—	285	1.659

For the year ended December 31, 2013, no stock options expired or were forfeited.

	Employees	Senior Management	Director and Consultants	Total
	(in thousands)	(in thousands)	(in thousands)	(in thousands)

Number of ordinary shares issuable upon vesting of restricted share units:
Outstanding at January 1, 2011	8,380	—	720	9,100
Granted	12,854	4,368	580	17,802
Vested	(5,024)	(290)	(720)	(6,034)
Forfeited	(3,838)	(2,378)	—	(6,216)
Outstanding at December 31, 2011	12,372	1,700	580	14,652

Outstanding at January 1, 2012	12,372	1,700	580	14,652
Granted	18,451	—	265	18,716
Vested	(8,390)	—	(290)	(8,680)
Forfeited	(1,973)	(1,700)	(290)	(3,963)
Outstanding at December 31, 2012	20,460	—	265	20,725

Outstanding at January 1, 2013	20,460	—	265	20,725
Granted	18,371	—	287	18,658
Vested	(12,818)	—	(265)	(13,083)
Forfeited	(861	—	—	(861)
Outstanding at December 31, 2013	25,152	—	287	25,439

The following table presents the total intrinsic value of options exercised and the total fair value of RSUs on vesting dates for the years ended 2011, 2012 and 2013, respectively:

	Stock Options
	US$	RMB
	(in millions)	(in millions)
Total intrinsic value exercised:
2011	17.2	111.2
2012	6.3	39.1
2013	0.2	1.4

	RSU
	US$	RMB
	(in millions)	(in millions)
Total fair value vested:
2011	11.0	71.2
2012	18.6	115.8
2013	27.3	165.3

The following table presents the weighted average remaining contractual life for the options and RSUs outstanding as of December 31, 2013:

		Weighted
		Average	Weighted
	Number	Remaining	Average
	Outstanding/	Contractual	Exercise
Exercise Price	Exercisable	Life	Price
	(in thousands)	Years	US$
Stock Options
US$1.659	285	0.88	1.66
	285	0.88	1.66
Restricted Share Units
Performance-based settled in stock	95	1.17	n/a
Time-based-settled in stock/cash	39,490	3.28	n/a
Time-based-settled in stock	21,791	2.86	n/a
	61,376	3.13	n/a

The aggregate intrinsic value of options outstanding and exercisable as of December 31, 2013 was US$0.42 million. The intrinsic value was calculated as the difference between the Company’s closing stock price of US$78.60 per ADS, or US$3.1440 per ordinary share as of December 31, 2013, and the exercise price of the underlying options as of that date.

The aggregate intrinsic value of RSUs outstanding as of December 31, 2013 was US$189.1 million. The intrinsic value was calculated based on the Company’s closing stock price of US$78.60 per ADS, or US$3.1440 per ordinary share as of December 31, 2013.

It is the Company’s policy to issue new shares upon share option exercises and vesting of RSUs. The number of shares available for future grant under the Company’s 2009 RSU Plan was 234,521,325 as of December 31, 2013.